Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.00 - $1.00 [Member]	Dec. 31, 2011 $1.11 - $3.28 [Member]	Dec. 31, 2011 $3.29 - $3.99 [Member]	Dec. 31, 2011 $4.08 - $4.95	Dec. 31, 2011 $5.05 - $5.05 [Member]	Dec. 31, 2011 $7.40 - $7.40 [Member]	Dec. 31, 2011 $10.80 - $10.80 [Member]
Stock Based Compensation [Line Items]
Range of Exercise Price, Minimum			$ 1.00	$ 1.11	$ 3.29	$ 4.08	$ 5.05	$ 7.40	$ 10.80
Range of Exercise Price, maximum			$ 1.00	$ 3.28	$ 3.99	$ 4.95	$ 5.05	$ 7.40	$ 10.80
Options outstanding, Number of options	13,067,849	12,753,756	8,351,256	2,020,493	1,890,350	737,750	50,000	5,500	12,500
Options outstanding, Weighted Average Remaining Contractual Term	7 years 3 months 11 days		7 years 1 month 2 days	5 years 10 months 2 days	9 years 2 months 19 days	8 years 5 months 9 days	9 years 26 days	5 years 1 month 10 days	5 years 7 months 2 days
Options outstanding, Weighted Average Exercise Price	$ 1.75	$ 1.38	$ 1.00	$ 2.06	$ 3.54	$ 4.36	$ 5.05	$ 7.40	$ 10.80
Options Exercisable, Number of options	8,352,099		6,880,631	1,133,368	132,350	187,750		5,500	12,500
Options Exercisable, Weighted Average Exercise Price	$ 1.22		$ 1.00	$ 1.59	$ 3.38	$ 4.90	$ 0.00	$ 7.40	$ 10.80